Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	GAMCO INVESTORS, INC. ET AL
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14761
Entity Tax Identification Number	13-4007862
Entity Address, Address Line One	191 Mason Street
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	629-2726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001060349
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GBL
Security Exchange Name	NYSE